Note 12 - Deposits and Prepayments	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Note 12 - Deposits and Prepayments

Note 12 – Deposits and Prepayments

Deposits and prepayment balances were $1.5 million and $1.2 million at March 31, 2018 and March 31, 2017, respectively. The increase in deposits and prepayments is primarily due to a $0.3 million escrow deposit related to the Company’s Letter of Intent regarding potential acquisition of 100% interest in NevadaPURE, LLC (“NVPURE LOI”) entered into on March 22, 2018. Subsequent to March 31, 2018, the NVPURE LOI was terminated and the Company received a refund of its $0.3 million deposit on May 9, 2018.